ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2022	2023
	RMB	RMB	US$
Payroll and welfare payables	372,795	746,185	105,098
Payables for the purchase of property and equipment	120,227	529,448	74,571
Payables for office supplies and utilities	238,466	455,001	64,086
Payables for delivery costs	210,779	260,153	36,642
Payables for advertising expenditures	55,261	132,211	18,622
Other taxes payables	105,970	102,241	14,400
Payables for professional service fees(1)	132,430	37,065	5,220
Others	139,497	294,673	41,504

	1,375,425	2,556,977	360,143